Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 4,140	$ (25,149)	$ (17,568)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation		161	212
Impairment of loans receivable		16,487
Impairment of fixed assets			1,426
Share-based compensation	(12)	12	(57)
Financial expense (income), net			305
Changes in assets and liabilities items:
Operation leasing	95	(112)	49
Decrease (increase) in prepaid and other current assets and non-current assets	(6,491)	100	480
Increase (decrease) in trade accounts payable, accruals and other current liabilities	2,222	497	(851)
Decrease in employees and payroll accruals			(856)
Decrease in royalties provision			(94)
Net cash used in operating activities	(46)	(8,004)	(16,954)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment			(83)
Issuance of loans receivable		(16,487)
Changes (investment) in short-term bank and other deposits	48	15,647	21,439
Net cash provided in (used in) investing activities	48	(840)	21,356
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of ordinary shares in the registered direct offerings, net of issuance expenses
Net cash provided by financing activities
Net increase (decrease) in cash, cash equivalents and restricted cash	2	(8,844)	4,402
Cash, cash equivalents and restricted cash at the beginning of the year		8,844	4,442
Cash, cash equivalents and restricted cash at the end of the year	2		8,844
Supplemental disclosure of non-cash flow information
Purchase of property and equipment			35
Assets acquired under operating lease
Supplemental disclosure of cash flow information
Cash paid for taxes			25
Interest received		738	2,023
Cash and Cash equivalents	2		8,844
Restricted cash included current assets
Total cash, cash equivalents, and restricted cash	$ 2		$ 8,844